Disposal of Subsidiaries (Details) - USD ($)	Dec. 31, 2025	Dec. 16, 2025	Dec. 15, 2025
Disposal of Subsidiaries [Line Items]
Total consideration			$ 33,975,000
Disposed controlling interest		30.00%
Recognized fair value disposal		$ 2
VHKL Private Limited [Member]
Disposal of Subsidiaries [Line Items]
Percentage of equity interest rate	70.00%
Total consideration	$ 30,618,000
Quanstar Capital Partners LLC [Member]
Disposal of Subsidiaries [Line Items]
Percentage of equity interest rate	30.00%
Total consideration	$ 13,122,000
V Capital Real estate Limited [Member]
Disposal of Subsidiaries [Line Items]
Percentage of disposed controlling interest		70.00%